Document and Entity Information	Jun. 15, 2017
Prospectus:
Document Type	497
Document Period End Date	Jun. 15, 2017
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Jun. 15, 2017
Document Effective Date	Jun. 15, 2017
Prospectus Date	May 01, 2017
Multi-Asset Portfolio | Class A
Prospectus:
Trading Symbol	MMPPX
Multi-Asset Portfolio | Class L
Prospectus:
Trading Symbol	MMPLX
Multi-Asset Portfolio | Class I
Prospectus:
Trading Symbol	MMPIX
Multi-Asset Portfolio | Class C
Prospectus:
Trading Symbol	MSMEX
Multi-Asset Portfolio | Class IS
Prospectus:
Trading Symbol	MSPMX